CONVERTIBLE BONDS - Narrative (Details) € / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 11, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 € / shares	Dec. 31, 2024 USD ($)	Apr. 30, 2024 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Jan. 21, 2020 USD ($)	Jan. 21, 2020 EUR (€)
Convertible Bonds [Line Items]
Conversion price of bonds into ordinary shares at a premium (in euro/dollar per share) | € / shares				€ 1.2271
Conversion price of bonds into ordinary shares (in euro/dollar per share) | € / shares				€ 0.7690
Other reserves			$ 28,819		$ (209)		$ (2,057)
Reserve Convertible bond
Convertible Bonds [Line Items]
Other reserves			13,835		$ 12,225		$ 0
New Bonds
Convertible Bonds [Line Items]
Maximum amount		$ 103,500				€ 100,000,000.0
Notional amount			2,200			€ 100,000
Interest rate on bonds		4.50%				4.50%
Conversion price of bonds into ordinary shares at a premium (in euro/dollar per share) | (per share)		$ 1.2700				€ 1.2271
Premium percentage of volume weighted average price		37.50%
Conversion price of bonds into ordinary shares (in euro/dollar per share) | (per share)		$ 0.9236				€ 0.8924
Initial number of ordinary shares as underlying for convertible bonds (in shares) | shares		81,492,951				81,492,951
Percentage of bonds current issued share capital		12.00%
Fair value gain from reclassification to equity	$ 7,000
Borrowings			98,100
Aggregate fair value of the conversion option			$ 600
2025 Convertible Bonds
Convertible Bonds [Line Items]
Notional amount								$ 129,400	€ 125,000,000.0
2025 Convertible Bonds | Gross debt - fixed interest rates
Convertible Bonds [Line Items]
Interest rate on bonds								3.00%	3.00%